CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities
Net loss	$ (7,471,406)		$ (11,432,223)		$ (7,677,245)
Adjustments to reconcile net loss to net cash generated from operating activities:
Gain on sale of investment in equity method investee	0		(1,292,168)		(749,897)
Goodwill impairment	0		2,000,000		0
Long-lived assets impairment	1,590,371		0		0
Gain on sale of investment	(2,740,940)		0		0
Equity in net loss (earnings) of equity method investees	0	[1]	(84,310)	[1],[2]	215,735	[1]
Depreciation and amortization	3,060,269		3,664,376		3,499,769
Allowances / (write-back) for doubtful trade accounts	190,493		(48,580)		37,700
Promissory note impairment	0		1,100,000		0
Loss (profit) on sale of property, plant and equipment	(460)		(1,701)		5,165
Stock-based compensation expense	481,563		756,090		787,874
Unrealized exchange loss (gain)	146,784		11,808		117,952
Changes in assets and liabilities:
Trade accounts receivable	116,034		2,104,717		158,828
Prepaid expenses and other current assets	9,215		449,452		119,836
Accounts payable, accrued liabilities and other liabilities	(78,956)		1,156,450		(1,961,862)
Customer advances and unearned revenues	377,713		(621,397)		688,625
Recoverable taxes	1,531,255		(193,869)		(61,155)
Other non-current assets	(44,772)		(109,196)		(384,871)
Net cash used in operating activities	(2,832,837)		(2,540,551)		(5,203,546)
Cash flows from investing activities
Payments to acquire property, plant and equipment	(1,472,422)		(1,903,229)		(5,379,475)
Purchase of investment	0		(104,987)		0
Sale of investment in equity method investee	0		1,452,944		937,866
Sale of investment	3,531,935		0		0
Proceeds from sale of property, plant and equipment	7,735		7,594		17,986
Net cash generated from / (used in) investing activities	2,067,248		(547,678)		(4,423,623)
Cash flows from financing activities
Proceeds from issue of shares	0		0		1,364,677
Net cash generated from financing activities	0		0		1,364,677
Net decrease in cash and cash equivalents	(765,589)		(3,088,229)		(8,262,492)
Cash and cash equivalents at the beginning of the year	20,024,483		24,545,839		36,922,125
Effect of exchange rate changes on cash and cash equivalents	(2,107,705)		(1,433,127)		(4,113,794)
Cash and cash equivalents at the end of the year	17,151,189		20,024,483		24,545,839
Supplementary cash flow information:
Income taxes paid	358,587		448,393		492,682
Supplementary disclosure of non-cash investing activity:
Payables for purchase of property, plant and equipment	$ 2,940		$ 204,638		$ 30,074

[1]	Company's share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.
[2]	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.